Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 1,100,000
Weighted Average Remaining Lease Tenure	4 years 4 months 24 days	3 years
Office Space [Member]
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	4 years 4 months 24 days	3 years 1 month 6 days
POLAND [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 64,000
Lease expiration date	May 31, 2025
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	10 years
Lease term, mutual break clause	5 years
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 400,000
Lease expiration date	Jun. 30, 2022
Copenhagen [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 180,000
Lease expiration date	Dec. 01, 2025